Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Preferred Stock [Abstract]
Preferred Stock

8. Preferred Stock

Revelation Authorized Preferred Stock

The Certificate of Amendment of the Company authorizes up to 5,000,000 shares of preferred stock, $0.001 par value per share, which may be issued as designated by the Board of Directors without stockholder approval. As of September 30, 2023 and as of the filing date of this Form 10-Q, there were no shares of preferred stock issued and outstanding.

Series A Preferred Stock

On December 19, 2022, the Company closed the sale of one share of the Company’s Series A Preferred Stock, par value $0.001 per share, to its Chief Executive Officer for $5,000.00. The outstanding share of Series A Preferred Stock was automatically redeemed for $5,000.00 on January 30, 2023 upon the effectiveness of the Certificate of Amendment implementing the reverse stock split and the increase in authorized shares of common stock of the Company.

The Series A Preferred Stock had 50,000,000 votes and voted together with the outstanding shares of the Company’s common stock as a single class exclusively with respect to any proposal to amend the Company’s Restated Certificate of Incorporation to effect a reverse stock split of the Company’s common stock and to increase the number of authorized shares of common stock of the Company. The Series A Preferred Stock voted, without action by the holder, on any such proposal in the same proportion as shares of common stock voted. The Series A Preferred Stock otherwise had no voting rights except as otherwise required by the General Corporation Law of the State of Delaware.

8. Preferred Stock

Revelation Authorized Preferred Stock

The third amended and restated certificate of incorporation of the Company authorizes up to 5,000,000 shares of preferred stock, $0.001 par value per share, which may be issued as designated by the Board of Directors without stockholder approval. As of December 31, 2022 and as of the date of this Report, there was one share of preferred stock issued and outstanding.

Series A Preferred Stock

On December 19, 2022, the Company entered into a Subscription and Investment Representation Agreement (the “Subscription Agreement”) with James Rolke, its Chief Executive Officer, who is an accredited investor (the “Purchaser”), pursuant to which the Company agreed to issue and sell one (1) share of the Company’s Series A Preferred Stock, par value $0.001 per share, to the Purchaser for $5,000.00 in cash. The sale closed on December 19, 2022.

The Series A Preferred Stock had 50,000,000 votes and voted together with the outstanding shares of the Company’s common stock as a single class exclusively with respect to any proposal to amend the Company’s Restated Certificate of Incorporation to effect a reverse stock split of the Company’s common stock and to increase the number of authorized shares of common stock of the Company. The Series A Preferred Stock voted, without action by the holder, on any such proposal in the same proportion as shares of common stock voted. The Series A Preferred Stock otherwise had no voting rights except as otherwise required by the General Corporation Law of the State of Delaware.

The Series A Preferred Stock was not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of the Company. The Series A Preferred Stock had no rights with respect to any distribution of assets of the Company, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily. The holder of the Series A Preferred Stock was not entitled to receive dividends of any kind.

The outstanding share of Series A Preferred Stock was automatically redeemed on January 30, 2023 upon the effectiveness of the Certificate of Amendment implementing the reverse stock split and the increase in authorized shares of common stock of the Company. Upon such redemption, the holder of the Series A Preferred Stock received the redemption price of $5,000.00 in cash.

Revelation Sub Authorized Preferred Stock

Prior to the Merger, in August 2020, Revelation Sub authorized the sale and issuance of up to 2,000,000 shares of preferred stock, par value $0.001 per share. At the Closing Date of the Business Combination, all outstanding shares of the Series A Preferred Stock and Series A-1 Preferred Stock were converted into 48,971 and 53,293, respectively, shares of common stock (see Note 3).

Revelation Sub Series A Preferred Stock

Prior to the Merger, in December 2020, Revelation Sub sold and issued 628,930 shares of Series A Preferred Stock for net proceeds of $3.9 million. All shares of the Series A Preferred Stock were exchanged on the Closing Date for 48,971 shares of common stock in connection with the Business Combination.

Revelation Sub Series A-1 Preferred Stock

Prior to the Merger, in January 2021, Revelation Sub sold and issued 684,450 shares of Series A-1 Preferred Stock for net proceeds of $3.9 million. All shares of the Series A-1 Preferred Stock were exchanged on the Closing Date for 53,293 shares of common stock in connection with the Business Combination.